Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Mortgages held for sale	$ 29	$ (20)
Loans held for sale	22	(1)
Loans	(5,948)	(8,187)
Mortgage servicing rights (amortized)	(34)	(3)
Other Assets	(256)	(301)
Total	(6,187)	(8,512)
Total Commercial [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	(1,043)	(1,306)
Total Consumer [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	$ (4,905)	$ (6,881)